SCHEDULE OF CHANGES IN SHARE PURCHASE WARRANTS (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding beginning
Weighted average exercise price outstanding beginning
Number of warrants, movement	15,182
Weighted average exercise price, movement	$ 98.8
Number of warrants outstanding ending	15,182	[1]
Weighted average exercise price outstanding ending	$ 98.8	[1]

[1]	Number of warrants and exercise price post reverse split